TAXATION (Details 3) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC
PRC Value Added Tax (VAT)
Output VAT rate (as a percent)		17.00%
Input VAT rate (as a percent)		17.00%
VAT rate (as a percent)	6.00%
VAT withhold rate (as a percent)	6.00%
PRC Business Tax (BT)
Service income BT rate (as a percent)		5.00%
Losses carried forward			$ 25,520
Expiration of tax losses carried forward
2013			153
2014			2,229
2015			955
2016			13,702
2017			8,481
Increase (decrease) in valuation allowance			(2,695)	8,677
Decrease in valuation allowance, related to the disposal of Visiondigi and Vimicro Shanghai		$ 2,140	$ 2,140